Capital management	6 Months Ended
Jun. 30, 2021
Capital management
Capital management

20.Capital management

The Company’s policy is to maintain a strong capital base to safeguard the Company’s business and sustain future development of the business. The capital structure of the Company consists of equity. There were no changes in the Company’s approach to capital management during the three months ended June 30, 2021. The Company is not subject to any externally imposed capital requirements.